Quarterly Holdings Report
for

Fidelity Freedom® Blend 2020 Fund

December 31, 2020

FBF-Y20-QTLY-0221
1.9892466.102

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.1%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	2,497,810	$41,888,276
Fidelity Series Commodity Strategy Fund (a)	4,134,494	18,977,327
Fidelity Series Large Cap Growth Index Fund (a)	1,719,371	26,873,776
Fidelity Series Large Cap Stock Fund (a)	1,805,027	29,692,688
Fidelity Series Large Cap Value Index Fund (a)	4,312,217	56,964,393
Fidelity Series Small Cap Opportunities Fund (a)	880,747	14,118,381
Fidelity Series Value Discovery Fund (a)	1,471,029	21,079,848
TOTAL DOMESTIC EQUITY FUNDS
(Cost $181,072,809)		209,594,689

International Equity Funds - 25.2%
Fidelity Series Canada Fund (a)	834,268	9,635,791
Fidelity Series Emerging Markets Fund (a)	747,094	8,472,044
Fidelity Series Emerging Markets Opportunities Fund (a)	2,983,077	74,457,595
Fidelity Series International Growth Fund (a)	1,420,423	25,255,128
Fidelity Series International Index Fund (a)	930,192	10,501,866
Fidelity Series International Small Cap Fund (a)	455,908	9,359,793
Fidelity Series International Value Fund (a)	2,487,316	25,097,020
Fidelity Series Overseas Fund (a)	2,027,450	25,140,385
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $150,590,352)		187,919,622

Bond Funds - 37.5%
Fidelity Series Corporate Bond Fund (a)	3,849,714	44,040,727
Fidelity Series Emerging Markets Debt Fund (a)	467,781	4,462,632
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	133,751	1,447,182
Fidelity Series Floating Rate High Income Fund (a)	106,041	963,914
Fidelity Series Government Bond Index Fund (a)	4,762,755	52,152,170
Fidelity Series High Income Fund (a)	528,735	5,001,831
Fidelity Series Inflation-Protected Bond Index Fund (a)	4,953,954	53,155,927
Fidelity Series Investment Grade Bond Fund (a)	4,888,857	58,275,181
Fidelity Series Investment Grade Securitized Fund (a)	3,796,418	39,710,537
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,873,878	17,183,460
Fidelity Series Real Estate Income Fund (a)	290,035	3,045,371
TOTAL BOND FUNDS
(Cost $266,505,722)		279,438,932

Short-Term Funds - 9.2%
Fidelity Series Government Money Market Fund 0.13% (a)(b)	17,972,096	17,972,096
Fidelity Series Short-Term Credit Fund (a)	1,040,277	10,652,435
Fidelity Series Treasury Bill Index Fund (a)	4,019,532	40,195,316
TOTAL SHORT-TERM FUNDS
(Cost $68,568,595)		68,819,847
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $666,737,478)		745,773,090
NET OTHER ASSETS (LIABILITIES) - 0.0%		5,611
NET ASSETS - 100%		$745,778,701

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$26,012,694	$23,655,036	$17,766,427	$13,537,585	$2,047,521	$7,939,452	$41,888,276
Fidelity Series Canada Fund	7,248,132	2,348,918	2,864,793	205,440	(91,759)	2,995,293	9,635,791
Fidelity Series Commodity Strategy Fund	17,938,733	4,035,928	6,919,784	81,452	(740,219)	4,662,669	18,977,327
Fidelity Series Corporate Bond Fund	27,094,612	18,721,920	5,618,683	1,262,358	18,721	3,824,157	44,040,727
Fidelity Series Emerging Markets Debt Fund	3,314,311	840,825	356,101	158,531	3,314	660,283	4,462,632
Fidelity Series Emerging Markets Debt Local Currency Fund	--	1,377,694	24,219	8,428	208	93,499	1,447,182
Fidelity Series Emerging Markets Fund	4,086,412	2,635,175	1,457,169	119,176	36,233	3,171,393	8,472,044
Fidelity Series Emerging Markets Opportunities Fund	38,817,674	24,602,824	17,458,724	2,234,405	1,128,314	27,367,507	74,457,595
Fidelity Series Floating Rate High Income Fund	748,391	196,046	86,154	30,949	495	105,136	963,914
Fidelity Series Government Bond Index Fund	41,922,340	19,941,999	8,275,033	1,230,590	4,106	(1,441,242)	52,152,170
Fidelity Series Government Money Market Fund 0.13%	11,006,228	27,415,555	20,449,687	19,906	--	--	17,972,096
Fidelity Series High Income Fund	3,797,208	1,026,137	430,791	200,769	3,205	606,072	5,001,831
Fidelity Series Inflation-Protected Bond Index Fund	37,365,671	18,021,868	4,958,256	677,290	27,771	2,698,873	53,155,927
Fidelity Series International Growth Fund	21,407,755	9,969,605	11,092,863	3,636,815	578,182	4,392,449	25,255,128
Fidelity Series International Index Fund	7,850,319	2,559,116	3,000,036	203,121	(40,327)	3,132,794	10,501,866
Fidelity Series International Small Cap Fund	6,308,839	1,436,601	1,783,431	78,756	72,723	3,325,061	9,359,793
Fidelity Series International Value Fund	20,489,878	6,471,176	10,131,077	711,491	87,773	8,179,270	25,097,020
Fidelity Series Investment Grade Bond Fund	40,661,440	23,646,852	7,402,811	2,976,371	10,424	1,359,276	58,275,181
Fidelity Series Investment Grade Securitized Fund	28,518,951	16,359,319	4,831,260	1,027,661	(814)	(335,659)	39,710,537
Fidelity Series Large Cap Growth Index Fund	19,388,748	6,644,509	10,170,955	839,060	1,383,492	9,627,982	26,873,776
Fidelity Series Large Cap Stock Fund	20,128,885	8,629,130	7,245,165	1,631,133	301,674	7,878,164	29,692,688
Fidelity Series Large Cap Value Index Fund	37,421,552	16,383,585	12,096,744	1,139,190	153,516	15,102,484	56,964,393
Fidelity Series Long-Term Treasury Bond Index Fund	13,229,317	8,867,797	2,641,788	1,760,274	138,933	(2,410,799)	17,183,460
Fidelity Series Overseas Fund	20,238,998	6,983,206	10,611,994	290,530	2,112	8,528,063	25,140,385
Fidelity Series Real Estate Income Fund	2,064,509	694,982	270,053	177,226	1,516	554,417	3,045,371
Fidelity Series Short-Term Credit Fund	10,089,337	194,966	--	195,496	--	368,132	10,652,435
Fidelity Series Small Cap Opportunities Fund	9,978,241	3,301,579	4,907,562	302,947	122,706	5,623,417	14,118,381
Fidelity Series Treasury Bill Index Fund	39,804,187	749,214	197,822	192,752	(136)	(160,127)	40,195,316
Fidelity Series Value Discovery Fund	11,708,583	7,145,489	3,753,860	435,802	149,816	5,829,820	21,079,848
Total	$528,641,945	$264,857,051	$176,803,242	$35,365,504	$5,399,500	$123,677,836	$745,773,090

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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